LIQUIDITY	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
LIQUIDITY [Abstract]
LIQUIDITY

NOTE 2 – LIQUIDITY

As reflected in the accompanying unaudited consolidated financial statements, the Company had a net loss of $406,023 for the three months ended March 31, 2021. During the same period, net cash used in operating activities was $1,296,424. The working capital surplus and accumulated deficit as of March 31, 2021 were $5,587,540 and $39,894,173, respectively. In previous financial reports, the Company had raised substantial doubt about continuing as a going concern. This was principally due to a lack of working capital prior to an underwritten offering which was completed during the first quarter of 2020 (the “2020 Offering”).

Upon completion of the 2020 Offering, management raised sufficient working capital to meet its needs for the next 12 months without the need to raise further capital. Since the advent of the Covid-19 pandemic, the Company has experienced a significant slowdown in closing new projects due to cautious actions by current and potential clients.  We continue to be successful in identifying new business opportunities and are focused on re-establishing a backlog of projects. Most importantly, the Company’s success in increasing its working capital surplus after receiving proceeds from the 2020 Offering of more than $8,200,000 and more recently, in the first quarter of 2021, receiving net proceeds of $4,500,000 from the issuance of Series C Preferred Stock to two large shareholders, continues to give us the capital required to fund the fundamental business changes that we undertook in the last quarter of 2020 and maintain our business strategy overall.  In addition, the Company was successful in securing a loan of $1,410,270 during the second quarter of 2020 from the Small Business Administration via the PPP/CARES Act program which further bolstered the Company’s cash reserves. This loan was forgiven in the current quarter and leaves the Company essentially debt free. Management has been and continues to take actions including, but not limited to, elimination of certain costs that did not contribute to short term revenue, and re-aligning both management and staffing with a focus on improving certain skill sets necessary to build growth and profitability and focusing product strategy on opportunities that are likely to bear results in the relatively short term. During the first quarter, management has taken further significant actions including reorganizing our engineering and technical teams and selectively improving organizational efficiency to effectively grow the business as the expected order flow resumes in 2021.

Management believes that, at this time, we have alleviated the substantial doubt for the Company to continue as a going concern. We are executing the plan to grow our business and achieve profitability without the requirement to raise additional capital for existing operations. As previously noted, the Company raised $4,500,000 from existing shareholders through the issuance of Series C Convertible Preferred Stock. Although additional investment is not assured, the Company is comfortable that it would be able to raise sufficient capital to support expanded operations based on this increase in business activity. In the long run, the continuation of the Company as a going concern is dependent upon the ability of the Company to continue executing the plan described above, generate enough revenue and attain consistently profitable operations. Although the current global pandemic related to the coronavirus (Covid-19) has affected our operations, and we do believe this is expected to be a long-term issue, the Company cannot currently quantify the uncertainty related to the recent pandemic and its effects on our customers in the coming quarters. We have analyzed our cash flow under “stress test” conditions and have determined that we have sufficient liquid assets on hand to maintain operations for at least 12 months from the date of this report.

NOTE 2 – LIQUIDITY

As reflected in the accompanying consolidated financial statements, the Company had a net loss of $6,747,435 for the year ended December 31, 2020. During the same period, cash used in operating activities was $4,231,439. The working capital surplus and accumulated deficit as of December 31, 2020 were $2,167,058 and $39,488,150, respectively. In previous financial reports, the Company had raised substantial doubt about continuing as a going concern. This was principally due to a lack of working capital prior to an underwritten offering which was completed during the first quarter of 2020 (the “2020 Offering”).

Upon completion of the 2020 Offering, management raised sufficient working capital to meet its needs for the next 12-months without the need to raise further capital. Since the advent of the Covid-19 pandemic, the Company has experienced a significant slowdown in closing new projects due to cautious actions by current and potential clients.  We continue to be successful in identifying new business opportunities and are focused on re-establishing a backlog of projects. Most importantly, the Company’s success in increasing its working capital surplus after receiving proceeds from the 2020 Offering of more than $8.1 million has given us the runway required to maintain our business strategy overall.  In addition, the Company was successful in securing a loan of $1.4 million during the second quarter from the Small Business Administration via the PPP/CARES Act program which further bolstered the Company’s cash reserves. Management has been and continues to take actions including, but not limited to, elimination of certain costs that did not contribute to short term revenue, re-aligning management with a focus on improving certain skill sets necessary to build growth and profitability and focusing product strategy on opportunities that are likely to bear results in the relatively short term. During February 2021, management has taken further significant actions including reorganizing senior management and selectively improving organizational efficiency to effectively grow the business as the expected order flow resumes in 2021. (see Note 15)

Management believes that, at this time, we have alleviated the substantial doubt for the Company to continue as a going concern. We are executing the plan to grow our business and achieve profitability without the requirement to raise additional capital for existing operations. However, if we experience a significant increase in business in 2021 beyond current forecasts, we may require an increase in working capital in that year. In the first quarter of 2021, the Company raised $4,500,000 from existing shareholders through the issuance of Series C Convertible Preferred Stock (see Note 15). Although additional investment is not assured, the Company is comfortable that it would be able to raise sufficient capital to support expanded operations based on this increase in business activity. In the long run, the continuation of the Company as a going concern is dependent upon the ability of the Company to continue executing the plan described above, generate enough revenue and to attain consistently profitable operations. Although the current global pandemic related to the coronavirus (Covid-19) has affected our operations, and we do believe this is expected to be a long-term issue, the Company cannot currently quantify the uncertainty related to the recent pandemic and its effects on our customers in the coming quarters. We have analyzed our cash flow under “stress test” conditions and have determined that we have sufficient liquid assets on hand to maintain operations for at least 12 months from the date of this report.